UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Income Research & Management
Address: 100 Federal Street, 31st Floor
         Boston, MA  02110

13F File Number:  028-10329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Kizik
Title:     Principal, CCO
Phone:     (617) 330-9333

Signature, Place, and Date of Signing:

   /s/  Richard Kizik     Boston, MA     August 04, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $727,880 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     NOTE 4.250% 6/0  01741RAD4    10138     7860 PRN      SOLE                        0        0     7860
ALLERGAN INC                   NOTE 1.500% 4/0  018490AL6    16937    15485 PRN      SOLE                        0        0    15485
ALZA CORP                      SDCV 7/2         02261WAB5     6086     6985 PRN      SOLE                        0        0     6985
AMGEN INC                      NOTE 0.125% 2/0  031162AN0    98038    99101 PRN      SOLE                        0        0    99101
AMGEN INC                      NOTE 0.375% 2/0  031162AQ3     7072     7150 PRN      SOLE                        0        0     7150
AMGEN INC                      NOTE 3/0         031162AL4      548      745 PRN      SOLE                        0        0      745
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2    21148    22360 PRN      SOLE                        0        0    22360
BOSTON PPTYS LTD PARTNERSHIP   NOTE 2.875% 2/1  10112RAK0    87083    87335 PRN      SOLE                        0        0    87335
CAMERON INTERNATIONAL CORP     NOTE 2.500% 6/1  13342BAB1    13448    11995 PRN      SOLE                        0        0    11995
COSTCO COMPANIES INC           NOTE 8/1         22160QAC6     3567     2865 PRN      SOLE                        0        0     2865
CSX CORP                       DBCV 10/3        126408GA5     4077     2315 PRN      SOLE                        0        0     2315
DANAHER CORP DEL               NOTE 1/2         235851AF9     9526     8810 PRN      SOLE                        0        0     8810
DOMINION RES INC VA NEW        NOTE 2.125%12/1  25746UAT6     9926     8905 PRN      SOLE                        0        0     8905
E M C CORP MASS                NOTE 1.750%12/0  268648AK8    26360    21692 PRN      SOLE                        0        0    21692
ERP OPER LTD PARTNERSHIP       NOTE 3.850% 8/1  26884AAV5    18376    17980 PRN      SOLE                        0        0    17980
FISHER SCIENTIFIC INTL INC     NOTE 3.250% 3/0  338032AX3     4629     3625 PRN      SOLE                        0        0     3625
GOLDCORP INC NEW               NOTE 2.000% 8/0  380956AB8     7599     6490 PRN      SOLE                        0        0     6490
INTEL CORP                     SDCV 2.950%12/1  458140AD2    23983    25210 PRN      SOLE                        0        0    25210
JEFFERIES GROUP INC NEW        DBCV 3.875%11/0  472319AG7     7023     7440 PRN      SOLE                        0        0     7440
MEDTRONIC INC                  NOTE 1.500% 4/1  585055AL0    75516    75750 PRN      SOLE                        0        0    75750
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8    10960    10120 PRN      SOLE                        0        0    10120
NABORS INDS INC                NOTE 0.940% 5/1  629568AP1    19938    20320 PRN      SOLE                        0        0    20320
NASDAQ OMX GROUP INC           NOTE 2.500% 8/1  631103AA6    31446    32818 PRN      SOLE                        0        0    32818
NATIONAL CITY CORP             NOTE 4.000% 2/0  635405AW3    36197    35343 PRN      SOLE                        0        0    35343
NEWELL RUBBERMAID INC          NOTE 5.500% 3/1  651229AH9     1622      885 PRN      SOLE                        0        0      885
NEWMONT MINING CORP            NOTE 1.625% 7/1  651639AJ5    18558    12810 PRN      SOLE                        0        0    12810
NEWMONT MINING CORP            NOTE 3.000% 2/1  651639AK2     6651     4655 PRN      SOLE                        0        0     4655
PROLOGIS                       NOTE 1.875%11/1  743410AR3     6376     7085 PRN      SOLE                        0        0     7085
PROLOGIS                       NOTE 2.625% 5/1  743410AS1     6067     6725 PRN      SOLE                        0        0     6725
PROLOGIS                       NOTE 3.250% 3/1  743410AY8     1355     1500 PRN      SOLE                        0        0     1500
TEVA PHARMACEUTICAL FIN LLC    DBCV 0.250% 2/0  88163VAE9    23292    19975 PRN      SOLE                        0        0    19975
TEXTRON INC                    NOTE 4.500% 5/0  883203BN0    10629     7305 PRN      SOLE                        0        0     7305
TRANSOCEAN INC                 NOTE 1.500%12/1  893830AV1    67304    75779 PRN      SOLE                        0        0    75779
TRANSOCEAN INC                 NOTE 1.625%12/1  893830AU3     8367     8630 PRN      SOLE                        0        0     8630
US BANCORP DEL                 DBCV 12/1        902973AM8     1539     1555 PRN      SOLE                        0        0     1555
US BANCORP DEL                 DBCV 9/2         902973AQ9     4737     4909 PRN      SOLE                        0        0     4909
VORNADO RLTY L P               DBCV 3.625%11/1  929043AE7    10031     9985 PRN      SOLE                        0        0     9985
VORNADO RLTY L P               DEB 3.875% 4/1   929043AC1     4804     4435 PRN      SOLE                        0        0     4435
WELLS FARGO & CO NEW           PERP PFD CNV A   949746804     6927     7440 SH       SOLE                        0        0     7440
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